Debt and Other Financing	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt and Other Financing
15. Debt and Other Financing
The carrying value of the Company’s outstanding debt consisted of the following amounts:

	December 31,	December 31,
	2021	2020
	(in thousands)
Current portion of long-term debt	$—	$16,798
Non-current portion of long-term debt	74,126	86,637
Total long-term debt	74,126	103,435
Unamortized debt issuance cost	(2,718)	(1,827)
Outstanding balance	$71,408	$101,608
Under the Company’s loan agreements, minimum required maturities are as follows:

For the years ending December 31,	(in thousands)
2022	$—
2023	—
2024	74,126
Total outstanding	$74,126
The ending balance of the Company’s outstanding debt as of December 31, 2021 and 2020, consisted of the following:

		December 31,	December 31,
Name of Loan	Effective Interest Rate	2021	2020
		(in thousands)
Loans from related parties	7.41% - 8.00%	$74,126	$83,737
Small Business Administration Loan (Paycheck Protection Program)	1.86%	—	3,600
Line of credit	3.65%	—	16,098
Total		$74,126	$103,435
Bridge Notes and Related Transactions
On February 2, 2021, Legacy BlackSky amended its omnibus agreement dated June 27, 2018 (the “2021 Omnibus Amendment”). As a result of the amendment, Legacy BlackSky was permitted to enter into additional indebtedness by issuing new subordinated, unsecured convertible promissory notes, the Bridge Notes, between February 2, 2021 and June 30, 2021, for up to an aggregate principal amount of $60 million.
During the period from February 2, 2021 through February 3, 2021, Legacy BlackSky completed the closing of its initial tranche of the Bridge Notes from existing stockholders. The aggregate principal amount of the Bridge Notes issued in the initial tranche was $18.1 million. All investors participating in the initial tranche also received incentive equity equal to seven shares of class A common stock of Legacy BlackSky for each dollar invested. Certain investors participating in the initial tranche additionally received warrants exercisable for shares of Legacy BlackSky class A common stock in amounts ranging from 0.14% of Legacy BlackSky’s fully-diluted share capital for each dollar invested divided by $1.0 million to 3.5% of Legacy BlackSky’s fully-diluted share capital (Note 16). On February 18, 2021, the Company completed the closing of a second tranche of the Bridge Notes, raising an aggregate principal amount of $40.0 million from an existing stockholder and from new investors. Participants in the second tranche did not receive shares of Legacy BlackSky class A common stock or warrants to purchase Legacy BlackSky class A common stock.
Upon the closing of the two previously mentioned tranches, $1.9 million of Bridge Notes remained available to be offered to certain shareholders under terms similar to the initial tranche pursuant to a rights offering (“Rights Offering”). The Company subsequently completed the Rights Offering in June 2021 with a total of $0.5 million additional investment, resulting in final aggregate proceeds of $58.6 million in principal investments pursuant to the Bridge Notes. As the terms of the Rights Offering were substantially identical to those offered in the initial tranche of the Bridge Notes, participants received seven shares of the Legacy BlackSky's class A common stock for each dollar invested, as well as warrants.
The Bridge Notes, in all three tranches, bore interest at a rate of 10% and had a maturity date of April 30, 2025. There were no covenants in the Bridge Notes that were tied to financial metrics. The Company made an irrevocable election to carry the Bridge Notes at fair value.
In connection with the Merger, all of the Company’s issued and outstanding Bridge Notes were converted into Legacy BlackSky class A common stock at a conversion price of 80% of the deemed value of a single Legacy BlackSky class A common share and, immediately thereafter, those Legacy BlackSky class A common shares were exchanged for Osprey class A common shares based the class A common stock exchange ratio. As of December 31, 2021, the Company had no convertible Bridge Notes outstanding.
In connection with the 2021 Omnibus Amendment, the investors guaranteeing the Silicon Valley Bank (“SVB”) line of credit further reaffirmed their guarantees and received a one-time issuance of seven shares of Legacy BlackSky class A common stock for every dollar guaranteed. Additionally, Legacy BlackSky agreed to pay a fee to each of its senior secured lenders (“Consent Fees”). The Consent Fees were payable in either cash or shares of Legacy BlackSky’s class A common stock at the choice of the lender. The Consent Fees were considered variable share-settled liabilities and were recorded at fair value (Note 23). All of the Consent Fees were settled for cash at the closing of the Merger.
The following table summarizes the additional shares of Legacy BlackSky class A common stock and warrants to purchase Legacy BlackSky class A common stock issued as a result of the Bridge Notes.

	Legacy BlackSky Class A Common Stock(1)	Legacy BlackSky Class A Common Stock Warrants(1)
	(in thousands)
Issued to SVB guarantors	8,485	—
Issued in connection with the initial tranche of Bridge Notes	11,544	3,873
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	314	51
Total	20,343	3,924
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(1)Issuance of class A common stock and class A common stock warrants has been retroactively restated to give effect to the reverse recapitalization.
In connection with the Merger, all issued and outstanding Legacy BlackSky Bridge Notes and class A common stock warrants granted in accordance with the Bridge Notes were automatically exercised into Legacy BlackSky class A common stock and those shares were exchanged for the Company's common shares at the exchange rate applicable to the Company’s common stock.
In connection with the Merger, the Company repaid $21.4 million in outstanding loans due to the settlement of the SVB line of credit of $16.1 million, the small business administration paycheck protection program loan of $3.5 million and $1.8 million in required payments on certain related party loans, inclusive of accrued interest. As a result of these repayments, the Company recorded a loss on debt extinguishment of $12 thousand.
Loans from Related Parties
After the Merger, the Company’s primary debt (and its sole secured debt) consists of its amended and restated loan and security agreement dated October 31, 2019, as amended or modified from time to time, with Intelsat Jackson Holdings SA (“Intelsat”) and Seahawk SPV Investment LLC (“Seahawk”). Interest accrues on the amounts outstanding under this facility at a fixed rate of 4% until October 31, 2022, 9% from November 1, 2022 to October 31, 2023, and 10% from November 1, 2023 to the maturity date of October 31, 2024. During the 4% interest period, the amount of accrued interest is added, on a pro-rata basis, to the outstanding principal amount of each lender’s advances on October 31, 2020, October 31, 2021, and October 31, 2022. Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023. This facility is secured by substantially all of the Company’s assets, is guaranteed by the Company’s subsidiaries, and contains customary covenants and events of default. There are no covenants tied to financial metrics.
Subsequent to the Merger, the Company also had remaining debt in the form of unsecured notes owed to Legacy BlackSky”s founders (“Founders”) for $10.0 million, which accrued interest at 6% per annum, were non-convertible and matured upon a change of control or event of default. In the year ended December 31, 2021, the Company executed a settlement agreement with the Founders and fully extinguished the $10.0 million of outstanding debt, along with accrued interest of $2.2 million, in exchange for issuing 958,082 shares of Class A common stock. As a result, the Company recorded a gain on debt extinguishment of $4.1 million.
Fair Value of Debt
The estimated fair value of all of the Company’s outstanding long-term debt, excluding the SVB line of credit that was outstanding as of December 31, 2020, was $76.1 million and $79.7 million as of December 31, 2021, and December 31, 2020, respectively, which is different than the historical costs of such long-term debt as reflected in the Company’s consolidated balance sheets. As of December 31, 2020, the carrying value of the SVB line of credit of $16.1 million approximated its fair value. The fair value of the long-term debt was estimated using Level 3 inputs, based on interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements and credit rating.
Compliance with Debt Covenants
As of December 31, 2021, all debt instruments contain customary covenants and events of default. There are no covenants tied to financial metrics and the Company was in compliance with all non-financial covenants as of December 31, 2021.